AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks — 99.0%
Austria — 0.3%
Erste Group Bank AG*	61,537	$2,088,615
Canada — 2.0%
Canadian National Railway Co.	130,600	15,146,988
Denmark — 0.5%
Carlsberg A/S (Class B Stock)	24,903	3,826,336
France — 11.5%
Air Liquide SA	42,002	6,868,460
Danone SA	204,531	14,010,757
EssilorLuxottica SA	17,147	2,794,538
Hermes International	1,889	2,093,272
Legrand SA	95,310	8,872,189
LVMH Moet Hennessy Louis Vuitton SE	29,106	19,424,605
Pernod Ricard SA	55,899	10,474,004
Schneider Electric SE	143,767	21,967,734
		86,505,559
Germany — 4.3%
Bayer AG	143,882	9,123,215
Brenntag SE	45,894	3,923,590
Deutsche Boerse AG	22,369	3,722,129
Deutsche Wohnen SE	51,020	2,381,097
Merck KGaA	53,725	9,187,345
MTU Aero Engines AG	16,444	3,867,785
		32,205,161
Israel — 1.0%
Check Point Software Technologies Ltd.*(a)	66,246	7,417,565
Japan — 2.2%
Hoya Corp.	33,000	3,887,994
Kubota Corp.	440,800	10,077,513
Olympus Corp.	146,400	3,035,688
		17,001,195
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)*	222,987	1,257,333
Netherlands — 2.7%
Akzo Nobel NV	78,397	8,785,589
Heineken NV	113,703	11,688,449
Wolters Kluwer NV	3,844	334,831
		20,808,869
South Korea — 1.0%
Samsung Electronics Co. Ltd.	108,824	7,860,858
Spain — 1.0%
Aena SME SA, 144A*	45,210	7,325,284
Sweden — 1.8%
Essity AB (Class B Stock)(a)	420,361	13,280,108
Switzerland — 7.4%
Adecco Group AG	49,707	3,356,763
Cie Financiere Richemont SA (Class A Stock)	88,591	8,506,667
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Julius Baer Group Ltd.	52,321	$3,344,557
Nestle SA	154,587	17,232,508
Roche Holding AG	47,034	15,199,997
Sonova Holding AG*	7,295	1,932,383
UBS Group AG	413,852	6,422,903
		55,995,778
United Kingdom — 9.3%
Burberry Group PLC*	169,117	4,416,490
Compass Group PLC*	255,754	5,173,198
Diageo PLC	400,629	16,506,052
Linde PLC (NYSE)	13,009	3,644,341
Linde PLC (AQUIS)	48,693	13,686,266
Reckitt Benckiser Group PLC	134,105	12,035,923
Rolls-Royce Holdings PLC*	3,515,649	5,123,104
Whitbread PLC*	84,615	4,008,412
WPP PLC	452,710	5,813,976
		70,407,762
United States — 53.8%
3M Co.	59,948	11,550,781
Abbott Laboratories	95,399	11,432,616
Accenture PLC (Class A Stock)	68,850	19,019,813
American Express Co.	63,270	8,948,909
Amphenol Corp. (Class A Stock)	65,194	4,300,848
Aon PLC (Class A Stock)(a)	36,467	8,391,421
Aptiv PLC*	28,209	3,890,021
Bank of New York Mellon Corp. (The)	57,201	2,705,035
Boston Scientific Corp.*	249,172	9,630,498
Carrier Global Corp.	42,969	1,814,151
Charles Schwab Corp. (The)	162,721	10,606,155
Cisco Systems, Inc.	60,710	3,139,314
Cognizant Technology Solutions Corp. (Class A Stock)	93,370	7,294,064
Colgate-Palmolive Co.	88,875	7,006,016
Comcast Corp. (Class A Stock)	480,986	26,026,153
Cooper Cos., Inc. (The)	19,390	7,447,505
eBay, Inc.	123,894	7,587,269
Equifax, Inc.	42,665	7,727,911
Fidelity National Information Services, Inc.	78,336	11,014,825
Fiserv, Inc.*	45,018	5,358,943
Goldman Sachs Group, Inc. (The)	40,609	13,279,143
Honeywell International, Inc.	82,244	17,852,705
Kansas City Southern	68,385	18,048,169
Liberty Broadband Corp. (Class C Stock)*	41,393	6,215,159
Marriott International, Inc. (Class A Stock)*	31,668	4,690,347
Medtronic PLC	185,814	21,950,208
Microchip Technology, Inc.	26,837	4,165,639
Omnicom Group, Inc.	25,490	1,890,084
Oracle Corp.	160,124	11,235,901
Otis Worldwide Corp.	53,310	3,649,070
PayPal Holdings, Inc.*	36,809	8,938,698
PPG Industries, Inc.	58,174	8,741,225
State Street Corp.	35,394	2,973,450
Stryker Corp.	54,084	13,173,781
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AST MFS GLOBAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Thermo Fisher Scientific, Inc.	48,961	$22,344,821
Union Pacific Corp.	30,825	6,794,138
United Parcel Service, Inc. (Class B Stock)	44,827	7,620,142
Visa, Inc. (Class A Stock)(a)	104,075	22,035,800
Walt Disney Co. (The)*	84,908	15,667,224
Waters Corp.*	25,765	7,321,640
Willis Towers Watson PLC	16,835	3,853,195
Zimmer Biomet Holdings, Inc.	47,915	7,670,233
		405,003,020

Total Common Stocks (cost $498,938,471)		746,130,431

	Units
Warrants* — 0.0%
Switzerland
Cie Financiere Richemont SA, expiring 11/22/23	180,680	68,819
(cost $0)

Total Long-Term Investments (cost $498,938,471)		746,199,250

	Shares
Short-Term Investments — 4.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	5,114,772	5,114,772
PGIM Institutional Money Market Fund (cost $26,255,420; includes $26,252,124 of cash collateral for securities on loan)(b)(wa)	26,268,344	26,255,210

Total Short-Term Investments (cost $31,370,192)		31,369,982

TOTAL INVESTMENTS—103.2% (cost $530,308,663)		777,569,232

Liabilities in excess of other assets — (3.2)%		(24,250,869)

Net Assets — 100.0%		$753,318,363

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AQUIS	Aquis Exchange
NYSE	New York Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,506,903; cash collateral of $26,252,124 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2